Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory

Note 4. Inventory

Inventory as of June 30, 2019 and December 31, 2018 consisted of the following:

	June 30,	December 31,
	2019	2018
Raw materials	$800	$1,646
Demo	—	—
Finished goods	39,595	59,359
Total	$40,396	$61,005

Note 4 Inventory

Inventory as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Raw materials	$1,646	$—
Demo	—	—
Finished goods	59,359	35,757
Total	$61,005	$35,757